DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
24.23% of Net Assets
Maryville TN	5.000%	06/01/2026	Aa3	$350,000	$425,037
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	402,443
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	241,422
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	182,452
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	113,364
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	86,066
Putnam County TN	4.000	04/01/2025	Aa2	300,000	339,234
Unicoi County TN Refunding	5.250	04/01/2019	A1	105,000	105,022
					1,895,040
PUBLIC FACILITIES REVENUE BONDS
21.39% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	104,015
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	232,956
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	292,930
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	141,806
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	217,235
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	222,515
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	114,200
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	187,455
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	160,610
					1,673,722
MUNICIPAL UTILITY REVENUE BONDS
16.26% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA*	250,000	286,148
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	287,828
Maryville TN	4.000	06/01/2029	Aa3	250,000	282,000
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	113,710
Springfield TN	5.000	06/01/2027	Aa3	245,000	302,232
					1,271,918
SCHOOL IMPROVEMENT BONDS
16.07% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	283,758
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	200,042
Rhea County TN	4.000	04/01/2025	A1	250,000	265,267
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	100,419
Sumner County TN	5.000	12/01/2025	AA+*	100,000	117,238
White County TN	4.000	06/01/2027	AA-*	260,000	290,688
					1,257,412
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.12% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	150,000	151,506
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	144,164
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	132,757
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	113,122
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	249,962
					791,511
PREREFUNDED BONDS
8.33% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	150,647
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	176,081
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa2	100,000	109,272
Memphis TN General Obligation	5.000	05/01/2020	Aa2	50,000	50,156
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	144,246
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,523
					651,925
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.42% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	267,467

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.43% of Net Assets
Claiborne County TN	4.125	04/01/2030	A+*	110,000	111,566

AIRPORT REVENUE BONDS
1.39% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	109,014

Total Investments 102.64% of Net Assets					$8,029,575

(cost $7,857,091) (See (a) below for further explanation)

Other liabilities in excess of assets (2.64)%					(206,309)

Net Assets 100%					$7,823,266

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2019	UNAUDITED

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $7,857,091 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$ 173,076
Unrealized depreciation	(592)

Net unrealized appreciation	$ 172,484

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		8,029,575
Level 3	Significant Unobservable Inputs		---

$8,029,575

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.